Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 22,727	$ 25,369
Total non-current assets of discontinued operations	114,032	148,067
Total current liabilities of discontinued operations	14,319	12,781
Total non-current liabilities of discontinued operations	172	375
Propane Marketing Services | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	13,055	14,736
Unbilled revenue	2,736	3,506
Inventory	4,785	3,946
Other current assets	2,151	451
Total current assets of discontinued operations	22,727	22,639
Property, plant and equipment, net	78,395	90,194
Goodwill	15,361	28,162
Intangible assets, net	20,212	23,041
Risk management assets	37	0
Other assets, net	27	26
Total non-current assets of discontinued operations	114,032	141,423
Accounts payable	5,709	3,148
Accrued expenses and other current liabilities	8,563	8,852
Current portion of long-term debt	47	141
Total current liabilities of discontinued operations	14,319	12,141
Other liabilities	172	375
Total non-current liabilities of discontinued operations	$ 172	$ 375